Segmented information - Detailed Report of Segments and Geographic Areas (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Capital markets [member]
Disclosure of operating segments [line items]
Taxable equivalent basis adjustment	$ 123	$ 71	$ 66	$ 16	$ 192